                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

Morgan Stanley High Yield Securities Inc.
                            (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended February 29, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                        LEHMAN
                                          U.S.       LIPPER HIGH
                                     CORPORATE     CURRENT YIELD
                                    HIGH YIELD        BOND FUNDS
CLASS A  CLASS B  CLASS C  CLASS D    INDEX(1)          INDEX(2)
 10.78%    9.91%   10.46%   10.87%      10.60%             10.09%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. high-yield securities market closed the fourth quarter of 2003 with very strong fundamentals amid continuing economic recovery, strong earnings announcements, low default levels and high inflows into the asset class. Throughout this early part of the six-month period under review new issuance of debt was high, but investors' appetite for risk more than compensated for the increased supply of high-yield securities. In late January, however, investors became more wary on the news of a few high-profile bond issuance deals falling through. Investors then also became concerned with the increasing amount of relatively low-quality issuance and withdrew assets for fear that default levels would rise in the long term. While the fundamentals remained strong for the high-yield market, the large outflow of assets and the heavy volume in new issues caused the market's performance to be flat in the last weeks of the period.

Sector performance for the six-month period varied. During the first five months lower-quality sectors like utilities and telecommunications performed most strongly, on investors' increased appetite for risk. In February, however, the higher-quality consumer staples and metals sectors were the lead performers as investors became nervous about the high-yield market. Consumer staples companies were buoyed by the restructuring of Revlon, while metals companies enjoyed the rise in demand for basic materials on the heels of increased manufacturing activity.

PERFORMANCE ANALYSIS

Morgan Stanley High Yield Securities performed in line with both the Lehman U.S. Corporate High Yield Index and the Lipper High Current Yield Bond Funds Index for the six months ended February 29, 2004. The Fund performed well through the end of 2003, but fell behind its benchmark in January and February when several of its holdings lagged. One wireless company, Dobson Communications, emerged as one of our biggest disappointments after a poor earnings announcement, which caused us to trim the Fund's position. The Fund was also hurt by its exposure to the satellite cable provider Pegasus Communications after a bond issuance deal fell through. Additionally, the Fund's underweighted exposure relative to the Lehman High Yield Index in financials and utilities hurt, as these sectors rallied.

These negative results were partially offset by positive performance elsewhere in the portfolio. The Fund enjoyed strong results from its security selection in utilities, led by TNP Enterprises, which emerged from a distressed period in a turnaround story. The Fund was also helped by its holdings in Charter Communications, a cable company that suffered in the early part of the period but rallied in the latter half on improving fundamentals.

LARGEST INDUSTRIES

Cable/Satellite TV                           6.4%
Electric Utilties                            5.4
Chemicals: Specialty                         5.0
Wireless Telecommunications                  4.6
Building Products                            3.2

LONG-TERM CREDIT ANALYSIS

A/A+                                         1.7%
Baa/BBB+                                     0.2
Ba/BB-                                      19.7
B/B                                         52.0
Caa/CCC                                     21.7
NR/NA                                        4.7

DATA AS OF FEBRUARY 29, 2004. SUBJECT TO CHANGE DAILY. LARGEST INDUSTRIES IS A PERCENTAGE OF NET ASSETS AND LONG-TERM CREDIT ANALYSIS IS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES) RATED BELOW Baa BY MOODY'S INVESTORS SERVICE ("MOODY'S") OR BELOW BBB BY STANDARD & POOR'S CORPORATION ("S&P") OR IN NON-RATED SECURITIES CONSIDERED BY THE FUND'S INVESTMENT MANAGER TO BE APPROPRIATE INVESTMENTS FOR THE FUND. SUCH SECURITIES MAY ALSO INCLUDE "RULE 144A" SECURITIES, WHICH ARE SUBJECT TO RESALE RESTRICTIONS. SHAREHOLDERS OF THE FUND WILL RECEIVE AT LEAST 60 DAYS PRIOR NOTICE OF ANY CHANGES IN THIS POLICY. SECURITIES RATED BELOW Baa OR BBB ARE COMMONLY KNOWN AS "JUNK BONDS." THERE ARE NO MINIMUM QUALITY RATINGS FOR INVESTMENTS, AND AS SUCH THE FUND MAY INVEST IN SECURITIES WHICH NO LONGER MAKE PAYMENTS OF INTEREST OR PRINCIPAL.

IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT MANAGER CONSIDERS AN ISSUER'S CREDITWORTHINESS, ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS AND OTHER FACTORS IT DEEMS RELEVANT. IN EVALUATING AN ISSUER'S CREDITWORTHINESS, THE INVESTMENT MANAGER RELIES PRINCIPALLY ON ITS OWN ANALYSIS. A SECURITY'S CREDIT RATING IS SIMPLY ONE FACTOR THAT MAY BE CONSIDERED BY THE INVESTMENT MANAGER IN THIS REGARD.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 29, 2004

                                     CLASS A SHARES*       CLASS B SHARES**     CLASS C SHARES+       CLASS D SHARES++
                                    (SINCE 09/26/79)      (SINCE 07/28/97)     (SINCE 07/28/97)      (SINCE 09/26/79)
SYMBOL                                        HYLAX                 HYLBX                HYLCX                 HYLDX
1 YEAR                                        23.42%(3)             22.89%(3)            22.65%(3)             24.34%(3)
                                              18.18(4)              17.89(4)             21.65(4)                 --
5 YEARS                                       (9.57)(3)            (10.08)(3)           (10.09)(3)             (9.27)(3)
                                             (10.35)(4)            (10.27)(4)           (10.09)(4)                --
10 YEARS                                      (2.48)(3)                --                   --                 (2.20)(3)
                                              (2.90)(4)                --                   --                    --
SINCE INCEPTION                                4.89(3)              (7.72)(3)            (7.75)(3)              5.16(3)
                                               4.70(4)              (7.72)(4)            (7.75)(4)                --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

NOTES ON PERFORMANCE

     PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBELED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

     BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX TRACKS THE PERFORMANCE OF ALL BELOW INVESTMENT-GRADE SECURITIES WHICH HAVE AT LEAST $100 MILLION IN OUTSTANDING ISSUANCE, A MATURITY GREATER THAN ONE YEAR, AND ARE ISSUED IN FIXED-RATE U.S. DOLLAR DENOMINATIONS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley High Yield Securities Inc.

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE         VALUE
------------------------------------------------------------------------------------------------------------------
              Corporate Bonds (92.3%)
              ADVERTISING/MARKETING SERVICES (1.4%)
$    3,092    Advanstar Communications, Inc.                                    8.62+%    08/15/08    $  3,293,252
     2,225    Advanstar Communications, Inc.                                   10.75      08/15/10       2,441,937
       495    Advanstar Communications, Inc. (Series B)                        12.00      02/15/11         530,887
     3,740    Interep National Radio Sales, Inc. (Series B)                    10.00      07/01/08       3,347,300
                                                                                                      ------------
                                                                                                         9,613,376
                                                                                                      ------------
              AEROSPACE & DEFENSE (0.3%)
     2,010    Dunlop Standard Aerospace Holdings PLC - 144A*                  11.875      05/15/09       2,160,750
                                                                                                      ------------
              ALTERNATIVE POWER GENERATION (1.7%)
     3,025    Calpine Canada Energy Finance Corp.                               8.50      05/01/08       2,351,937
     2,845    Calpine Corp. - 144A*                                             8.50      07/15/10       2,631,625
     6,750    Ormat Funding Corp. - 144A*                                       8.25      12/30/20       6,783,750
                                                                                                      ------------
                                                                                                        11,767,312
                                                                                                      ------------
              APPAREL/FOOTWEAR (0.3%)
     1,650    Oxford Industries Inc. - 144A*                                   8.875      06/01/11       1,765,500
                                                                                                      ------------
              APPAREL/FOOTWEAR RETAIL (0.8%)
     5,410    Payless Shoesource, Inc.                                          8.25      08/01/13       5,382,950
                                                                                                      ------------
              AUTO PARTS: O.E.M. (1.3%)
     3,505    Intermet Corp.                                                    9.75      06/15/09       3,312,225
     4,660    TRW Automotive, Inc.                                             9.375      02/15/13       5,335,700
                                                                                                      ------------
                                                                                                         8,647,925
                                                                                                      ------------
              AUTOMOTIVE AFTERMARKET (0.4%)
     2,710    Tenneco Automotive Inc. (Series B)                              11.625      10/15/09       2,940,350
                                                                                                      ------------
              BROADCASTING (1.0%)
     2,245    Granite Broadcasting Corp. - 144A*                                9.75      12/01/10       2,216,937
     4,325    Salem Communications Holdings Corp. (Series B)                    9.00      07/01/11       4,741,281
                                                                                                      ------------
                                                                                                         6,958,218
                                                                                                      ------------
              BUILDING PRODUCTS (3.2%)
     7,340    Associated Materials Inc. - 144A*                                11.25++    03/01/14       4,250,374
     1,705    Brand Services Inc.                                              12.00      10/15/12       2,003,375
       865    Interface Inc.                                                    7.30      04/01/08         869,325
     1,075    Interface Inc.                                                  10.375      02/01/10       1,209,375
     3,275    Interface Inc. - 144A*                                            9.50      02/01/14       3,258,625
     8,175    Nortek Holdings, Inc. - 144A*                                    10.00++    05/15/11       6,069,937
     2,250    Ply Gem Industries, Inc. - 144A*                                  9.00      02/15/12       2,328,750
     1,840    WII Components Inc. - 144A*                                      10.00      02/15/12       1,886,000
                                                                                                      ------------
                                                                                                        21,875,761
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                     COUPON     MATURITY
THOUSANDS                                                                      RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------
              CABLE/SATELLITE TV (6.4%)
$    1,002    Avalon Cable LLC                                                11.875%     12/01/08    $  1,063,408
     1,780    Charter Communications Holdings LLC                              10.75      10/01/09       1,575,300
     8,465    Charter Communications Holdings/Charter Capital                  11.75++    05/15/11       5,586,900
     1,340    Charter Communications Holdings/Charter Capital                  13.50++    01/15/11         971,500
     5,095    CSC Holdings Inc (Series B)                                      8.125      07/15/09       5,579,025
       510    CSC Holdings Inc.                                                10.50      05/15/16         587,775
     4,490    Directv Holdings/Finance                                         8.375      03/15/13       5,129,825
     3,787    Echostar DBS Corp.                                               9.125      01/15/09       4,307,712
     1,545    Echostar DBS Corp. - 144A*                                       6.375      10/01/11       1,639,631
     4,442    Knology, Inc. - 144A* (c)                                        12.00+     11/30/09       4,485,977
     2,285    Lodgenet Entertainment Corp.                                      9.50      06/15/13       2,564,912
     1,000    Pegagus Communications Corp. (Series B)                          12.50      08/01/07         915,000
       785    Pegasus Communications Corp. (Series B)                           9.75      12/01/06         718,275
       350    Pegasus Satellite Communications Inc.                           12.375      08/01/06         327,250
     1,140    Pegasus Satellite Communications Inc.                            13.50++    03/01/07         946,200
     1,780    Renaissance Media Group LLC                                      10.00      04/15/08       1,851,200
     7,980    Telenet Group Holding NV (Belgium) - 144A*                       11.50++    06/15/14       4,987,500
                                                                                                      ------------
                                                                                                        43,237,390
                                                                                                      ------------
              CASINO/GAMING (2.4%)
    27,175    Aladdin Gaming Holdings/Capital Corp. LLC
              (Series B) (b)                                                   13.50      03/01/10         271,750
     3,550    MGM MIRAGE                                                        6.00      10/01/09       3,731,937
     3,550    Park Place Entertainment                                         8.875      09/15/08       4,029,250
    27,634    Resort At Summerlin LP/Ras Co. (Series B) (a) (b)                13.00      12/15/07               0
     4,600    Station Casinos, Inc.                                            8.375      02/15/08       4,962,250
     2,470    Venetian Casino/LV Sands                                         11.00      06/15/10       2,852,850
                                                                                                      ------------
                                                                                                        15,848,037
                                                                                                      ------------
              CHEMICALS: MAJOR DIVERSIFIED (2.0%)
     4,230    Equistar Chemical Funding                                       10.125      09/01/08       4,589,550
     1,545    Equistar Chemical Funding                                       10.625      05/01/11       1,684,050
     1,575    Huntsman Advanced Materials Corp. - 144A*                        11.00      07/15/10       1,779,750
     5,480    Huntsman ICI Chemicals                                          10.125      07/01/09       5,617,000
                                                                                                      ------------
                                                                                                        13,670,350
                                                                                                      ------------
              CHEMICALS: SPECIALTY (5.0%)
     3,380    Avecia Group PLC (United Kingdom)                                11.00      07/01/09       2,906,800
     1,785    FMC Corp.                                                        10.25      11/01/09       2,106,300

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
$      945    ISP Chemco                                                       10.25%     07/01/11    $  1,072,575
     5,345    ISP Holdings Inc. (Series B)                                    10.625      12/15/09       5,932,950
     1,135    Koppers Inc. - 144A*                                             9.875      10/15/13       1,265,525
       775    Millennium America, Inc.                                          7.00      11/15/06         786,625
     4,185    Millennium America, Inc.                                          9.25      06/15/08       4,561,650
     4,305    Nalco Co. - 144A*                                                 7.75      11/15/11       4,498,725
     3,605    Nalco Financial Holdings Inc. - 144A*                             9.00++    02/01/14       2,199,050
     3,990    Rhodia SA (France) - 144A*                                       8.875      06/01/11       3,591,000
     2,715    Rockwood Specialties, Inc.                                      10.625      05/15/11       3,027,225
     1,700    Westlake Chemical Corp.                                           8.75      07/15/11       1,861,500
                                                                                                      ------------
                                                                                                        33,809,925
                                                                                                      ------------
              COMMERCIAL PRINTING/FORMS (0.0%)
    16,000    Premier Graphics Inc. (a) (b)                                    11.50      12/01/05               0
                                                                                                      ------------
              COMPUTER COMMUNICATIONS (0.9%)
     5,110    Avaya, Inc.                                                     11.125      04/01/09       6,042,575
                                                                                                      ------------
              CONSUMER/BUSINESS SERVICES (0.8%)
     3,245    Muzak LLC/Muzak Finance Corp.                                    9.875      03/15/09       3,245,000
     2,245    Muzak LLC/Muzak Finance Corp.                                    10.00      02/15/09       2,374,087
                                                                                                      ------------
                                                                                                         5,619,087
                                                                                                      ------------
              CONTAINERS/PACKAGING (2.7%)
     2,850    Graphic Packaging International Corp.                             9.50      08/15/13       3,220,500
     1,900    Norampac Inc. (Canada)                                            6.75      06/01/13       2,014,000
       300    Owens-Brockway Glass Containers Corp.                             7.75      05/15/11         319,500
     7,140    Owens-Brockway Glass Containers Corp.                             8.75      11/15/12       7,871,850
     1,000    Owens-Illinois Inc.                                               7.35      05/15/08       1,007,500
     3,020    Pliant Corp. (Issued 04/10/02)                                   13.00      06/01/10       2,582,100
     1,530    Pliant Corp. (Issued 08/29/00)                                   13.00      06/01/10       1,308,150
                                                                                                      ------------
                                                                                                        18,323,600
                                                                                                      ------------
              DRUGSTORE CHAINS (0.3%)
     2,000    Rite Aid Corp.                                                   6.875      08/15/13       1,910,000
                                                                                                      ------------
              ELECTRIC UTILITIES (4.5%)
     1,330    AES Corp. (The)                                                   7.75      03/01/14       1,323,350
       377    AES Corp. (The)                                                  8.875      02/15/11         403,390
       537    AES Corp. (The)                                                  9.375      09/15/10         589,357
     3,615    AES Corp. (The) - 144A*                                           9.00      05/15/15       4,012,650
     2,405    Allegheny Energy, Inc.                                            7.75      08/01/05       2,501,200
       460    CMS Energy Corp.                                                  7.50      01/15/09         476,675
     3,010    CMS Energy Corp.                                                  8.50      04/15/11       3,243,275

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
$    1,040    IPALCO Enterprises, Inc.                                         8.625%     11/14/11    $  1,180,400
     3,160    Monongahela Power Co.                                             5.00      10/01/06       3,227,150
       695    MSW Energy Holdings/Finance                                       8.50      09/01/10         761,025
     3,235    MSW Energy Holdings/Finance - 144A*                              7.375      09/01/10       3,380,575
     3,140    Nevada Power Co. - 144A*                                          9.00      08/15/13       3,501,100
     1,810    PG&E Corp. - 144A*                                               6.875      07/15/08       1,954,800
     3,320    PSEG Energy Holdings Inc.                                        8.625      02/15/08       3,593,900
                                                                                                      ------------
                                                                                                        30,148,847
                                                                                                      ------------
              ELECTRICAL PRODUCTS (0.4%)
     2,525    Rayovac Corp.                                                     8.50      10/01/13       2,708,063
                                                                                                      ------------
              ELECTRONIC DISTRIBUTORS (0.8%)
     5,225    BRL Universal Equipment Corp.                                    8.875      02/15/08       5,616,875
                                                                                                      ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (1.4%)
     9,315    High Voltage Engineering, Inc. (b)                               10.75      08/15/04       2,375,325
     2,335    Xerox Capital Europe PLC (United Kingdom)                        5.875      05/15/04       2,352,513
     4,475    Xerox Corp.                                                      7.125      06/15/10       4,765,875
                                                                                                      ------------
                                                                                                         9,493,713
                                                                                                      ------------
              ENGINEERING & CONSTRUCTION (0.5%)
     3,240    ABB Finance Inc.                                                  6.75      06/03/04       3,270,877
     2,600    Encompass Services Corp. (a) (b)                                 10.50      05/01/09               0
                                                                                                      ------------
                                                                                                         3,270,877
                                                                                                      ------------
              ENVIRONMENTAL SERVICES (0.8%)
     1,515    Allied Waste North America, Inc. - 144A*                          6.50      11/15/10       1,545,300
     3,355    Allied Waste North America, Inc. (Series B)                      10.00      08/01/09       3,619,206
                                                                                                      ------------
                                                                                                         5,164,506
                                                                                                      ------------
              FINANCE/RENTAL/LEASING (1.0%)
     3,105    United Rentals NA Inc. - 144A*                                    6.50      02/15/12       3,105,000
     3,410    United Rentals NA Inc. - 144A*                                    7.75      11/15/13       3,401,475
                                                                                                      ------------
                                                                                                         6,506,475
                                                                                                      ------------
              FOOD RETAIL (1.0%)
     4,540    Delhaize America, Inc.                                           8.125      04/15/11       5,255,050
     1,201    Kroger Co. - 144A*                                                8.50      07/15/17       1,370,430
                                                                                                      ------------
                                                                                                         6,625,480
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
              FOOD: MEAT/FISH/DAIRY (2.6%)
$    2,735    Michael Foods, Inc. (Series B) - 144A*                            8.00%     11/15/13    $  2,851,238
     5,870    Pilgrim's Pride Corp.                                            9.625      09/15/11       6,398,300
     1,770    PPC Escrow Corp. - 144A*                                          9.25      11/15/13       1,876,200
     5,780    Smithfield Foods Inc.                                            7.625      02/15/08       6,126,800
       410    Smithfield Foods Inc. (Series B)                                  8.00      10/15/09         449,463
                                                                                                      ------------
                                                                                                        17,702,001
                                                                                                      ------------
              FOREST PRODUCTS (0.7%)
     1,115    Tembec Industries Inc. (Canada)                                   7.75      03/15/12       1,070,400
     3,910    Tembec Industries Inc. (Canada)                                   8.50      02/01/11       3,851,350
                                                                                                      ------------
                                                                                                         4,921,750
                                                                                                      ------------
              GAS DISTRIBUTORS (1.1%)
     4,080    Dynegy Holdings, Inc.                                            6.875      04/01/11       3,580,200
     3,390    Dynegy Holdings, Inc. - 144A*                                    9.875      07/15/10       3,745,950
                                                                                                      ------------
                                                                                                         7,326,150
                                                                                                      ------------
              HOME BUILDING (1.9%)
     1,870    Meritage Corp.                                                    9.75      06/01/11       2,103,750
     4,090    Schuler Homes, Inc.                                              9.375      07/15/09       4,580,800
     2,195    Tech Olympic USA, Inc.                                          10.375      07/01/12       2,502,300
     1,700    Tech Olympic USA, Inc. (Issued 02/03/03)                          9.00      07/01/10       1,848,750
     1,310    Tech Olympic USA, Inc. (Issued 11/27/02)                          9.00      07/01/10       1,424,625
                                                                                                      ------------
                                                                                                        12,460,225
                                                                                                      ------------
              HOME FURNISHINGS (0.2%)
     1,235    Tempur-Pedic Inc. - 144A*                                        10.25      08/15/10       1,392,463
                                                                                                      ------------
              HOSPITAL/NURSING MANAGEMENT (2.1%)
       625    HCA, Inc.                                                         7.19      11/15/15         698,828
     1,145    HCA, Inc.                                                         7.58      09/15/25       1,249,972
     3,600    HCA, Inc.                                                        7.875      02/01/11       4,164,919
       390    Manor Care, Inc.                                                  7.50      06/15/06         426,075
     1,060    Manor Care, Inc.                                                  8.00      03/01/08       1,226,950
     1,985    Tenet Healthcare Corp.                                           5.375      11/15/06       1,895,675
     1,450    Tenet Healthcare Corp.                                            6.50      06/01/12       1,286,875
     3,755    Tenet Healthcare Corp.                                           7.375      02/01/13       3,492,150
                                                                                                      ------------
                                                                                                        14,441,444
                                                                                                      ------------
              HOTELS/RESORTS/CRUISELINES (2.2%)
     2,980    Hilton Hotels Corp.                                              7.625      12/01/12       3,389,750
     2,085    Hilton Hotels Corp.                                               7.95      04/15/07       2,329,988

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
$    3,700    Horseshoe Gaming Holding Corp. (Series B)                        8.625%     05/15/09    $  3,898,875
       530    Starwood Hotels & Resorts Worldwide Inc.                         7.375      05/01/07         576,375
     4,385    Starwood Hotels & Resorts Worldwide Inc.                         7.875      05/01/12       4,911,200
                                                                                                      ------------
                                                                                                        15,106,188
                                                                                                      ------------
              INDUSTRIAL MACHINERY (0.2%)
     1,111    Flowserve Corp.                                                  12.25      08/15/10       1,288,760
                                                                                                      ------------
              INDUSTRIAL SPECIALTIES (2.7%)
     4,065    Cabot Safety Corp.                                               12.50      07/15/05       4,156,463
     4,010    Johnsondiversy, Inc.                                             9.625      05/15/12       4,390,950
     1,440    Tekni-Plex Inc. - 144A*                                           8.75      11/15/13       1,508,400
     3,371    Tekni-Plex Inc. (Series B)                                       12.75      06/15/10       3,657,535
     3,670    UCAR Finance, Inc.                                               10.25      02/15/12       4,202,150
                                                                                                      ------------
                                                                                                        17,915,498
                                                                                                      ------------
              INTERNET SOFTWARE/SERVICES (0.0%)
     6,642    Exodus Communications, Inc. (a) (b)                             11.625      07/15/10               0
                                                                                                      ------------
              INVESTMENT MANAGERS (0.8%)
     4,960    JSG Funding PLC (Ireland)                                        9.625      10/01/12       5,604,800
                                                                                                      ------------
              MEDIA CONGLOMERATES (0.6%)
       670    Nextmedia Operating, Inc.                                        10.75      07/01/11         755,425
     1,570    Vivendi Universal SA (France)                                     6.25      07/15/08       1,691,675
     1,370    Vivendi Universal SA (France)                                     9.25      04/15/10       1,620,025
                                                                                                      ------------
                                                                                                         4,067,125
                                                                                                      ------------
              MEDICAL DISTRIBUTORS (0.9%)
       220    AmerisourceBergen Corp.                                           7.25      11/15/12         237,600
     5,260    AmerisourceBergen Corp.                                          8.125      09/01/08       5,878,050
                                                                                                      ------------
                                                                                                         6,115,650
                                                                                                      ------------
              MEDICAL SPECIALTIES (0.1%)
       665    National Nephrology Associates, Inc. - 144A*                      9.00      11/01/11         774,725
                                                                                                      ------------
              MEDICAL/NURSING SERVICES (1.0%)
     5,140    Fresenius Medical Care Capital Trust                             7.875      06/15/11       5,609,025
       795    Fresenius Medical Care Capital Trust II (Units)^^                7.875      02/01/08         862,575
                                                                                                      ------------
                                                                                                         6,471,600
                                                                                                      ------------
              METAL FABRICATIONS (0.9%)
     1,680    General Cable Corp. - 144A*                                       9.50      11/15/10       1,864,800
     4,010    Trimas Corp.                                                     9.875      06/15/12       4,350,850
                                                                                                      ------------
                                                                                                         6,215,650
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
              MISCELLANEOUS COMMERCIAL SERVICES (1.0%)
$    2,971    Iron Mountain Inc.                                                7.75%     01/15/15    $  3,149,260
     3,545    Iron Mountain Inc.                                               8.625      04/01/13       3,872,913
                                                                                                      ------------
                                                                                                         7,022,173
                                                                                                      ------------
              MISCELLANEOUS MANUFACTURING (1.3%)
     3,315    Amsted Industries Inc. - 144A*                                   10.25      10/15/11       3,762,525
     4,550    Jacuzzi Brands, Inc.                                             9.625      07/01/10       5,005,000
                                                                                                      ------------
                                                                                                         8,767,525
                                                                                                      ------------
              MOVIES/ENTERTAINMENT (0.8%)
     4,850    Alliance Atlantis Communications, Inc. (Canada)                  13.00      12/15/09       5,480,500
                                                                                                      ------------
              OIL & GAS PIPELINES (3.1%)
     7,025    El Paso Production Holdings                                       7.75      06/01/13       6,638,625
       852    GulfTerra Energy Partners, L.P.                                   8.50      06/01/10         967,020
     2,863    GulfTerra Energy Partners, L.P.                                 10.625      12/01/12       3,550,120
       730    Northwest Pipeline Corp.                                         8.125      03/01/10         799,350
     1,435    Southern Natural Gas Co.                                         8.875      03/15/10       1,585,675
     1,315    Transcontinental Gas Pipe Line Corp. (Series B)                  8.875      07/15/12       1,564,850
     5,425    Williams Companies, Inc. (The)                                   7.875      09/01/21       5,560,625
       340    Williams Companies, Inc. (The) - (Series A)                       6.75      01/15/06         353,175
                                                                                                      ------------
                                                                                                        21,019,440
                                                                                                      ------------
              OIL & GAS PRODUCTION (2.7%)
     4,210    Chesapeake Energy Corp.                                           7.50      09/15/13       4,620,475
     4,420    Hilcorp Energy/Finance - 144A*                                   10.50      09/01/10       4,950,400
     2,155    Magnum Hunter Resources, Inc.                                     9.60      03/15/12       2,413,600
     5,830    Vintage Petroleum, Inc.                                          7.875      05/15/11       6,238,100
                                                                                                      ------------
                                                                                                        18,222,575
                                                                                                      ------------
              OIL REFINING/MARKETING (1.5%)
     1,750    CITGO Petroleum Corp.                                           11.375      02/01/11       2,091,250
     3,000    Husky Oil Ltd.                                                    8.90      08/15/28       3,510,000
     2,165    Tesoro Petroleum Corp.                                            9.00      07/01/08       2,257,013
     1,815    Tesoro Petroleum Corp.                                           9.625      04/01/12       2,023,725
                                                                                                      ------------
                                                                                                         9,881,988
                                                                                                      ------------
              OILFIELD SERVICES/EQUIPMENT (0.8%)
       625    Hanover Compress Co.                                             8.625      12/15/10         659,375
     2,760    Hanover Equipment Trust 2001 A (Series A)                         8.50      09/01/08       2,939,400
     1,655    Hanover Equipment Trust 2001 B (Series B)                         8.75      09/01/11       1,787,400
                                                                                                      ------------
                                                                                                         5,386,175
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
              OTHER METALS/MINERALS (0.0%)
$    3,750    Murrin Murrin Holdings Property Ltd. (Australia) (b)             9.375%     08/31/07    $        375
                                                                                                      ------------
              OTHER TRANSPORTATION (0.8%)
     4,740    Laidlaw International Inc. - 144A*                               10.75      06/15/11       5,462,850
                                                                                                      ------------
              PUBLISHING: BOOKS/MAGAZINES (2.4%)
     2,730    Dex Media East/Finance                                          12.125      11/15/12       3,241,875
     5,225    Dex Media Inc. - 144A*                                            9.00++    11/15/13       3,513,813
     2,805    Dex Media West LLC - 144A                                        9.875      08/15/13       3,162,638
     1,580    PEI Holdings, Inc.                                               11.00      03/15/10       1,828,850
     4,050    PRIMEDIA, Inc.                                                   8.875      05/15/11       4,201,875
                                                                                                      ------------
                                                                                                        15,949,051
                                                                                                      ------------
              PUBLISHING: NEWSPAPERS (1.0%)
     5,983    Hollinger Participation Trust - 144A* (Canada)                  12.125+     11/15/10       6,924,953
                                                                                                      ------------
              PULP & PAPER (1.6%)
     4,305    Abitibi-Consolidated, Inc. (Canada)                               6.00      06/20/13       4,140,398
     5,600    Georgia-Pacific Corp.                                            8.875      02/01/10       6,412,000
                                                                                                      ------------
                                                                                                        10,552,398
                                                                                                      ------------
              REAL ESTATE DEVELOPMENT (1.5%)
     5,535    CB Richard Ellis Services, Inc.                                  11.25      06/15/11       6,254,550
     3,370    LNR Property Corp.                                               7.625      07/15/13       3,589,050
                                                                                                      ------------
                                                                                                         9,843,600
                                                                                                      ------------
              REAL ESTATE INVESTMENT TRUSTS (0.9%)
     3,715    HMH Properties, Inc. (Series B)                                  7.875      08/01/08       3,863,600
     2,035    Istar Financial Inc.                                              8.75      08/15/08       2,269,025
                                                                                                      ------------
                                                                                                         6,132,625
                                                                                                      ------------
              SPECIALTY STORES (2.0%)
     3,600    Autonation, Inc.                                                  9.00      08/01/08       4,176,000
     2,315    General Nutrition Center - 144A*                                  8.50      12/01/10       2,422,069
     1,845    Petro Stopping Centers/Financial Corp. - 144A*                    9.00      02/15/12       1,937,250
     4,550    Sonic Automotive, Inc.                                           8.625      08/15/13       4,823,000
                                                                                                      ------------
                                                                                                        13,358,319
                                                                                                      ------------
              SPECIALTY TELECOMMUNICATIONS (3.7%)
     3,735    American Tower Corp.                                             9.375      02/01/09       3,977,775
     2,375    American Tower Corp. - 144A*                                      7.50      05/01/12       2,291,875
     2,565    Primus Telecommunications Group, Inc.                            12.75      10/15/09       2,834,325
     6,855    Primus Telecommunications Group, Inc. - 144A*                     8.00      01/15/14       6,477,975
     2,310    Qwest Corp.                                                      5.625      11/15/08       2,310,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON       MATURITY
THOUSANDS                                                                     RATE          DATE          VALUE
------------------------------------------------------------------------------------------------------------------
$    3,395    Qwest Services Corp. - 144A*                                     13.00%     12/15/07    $  3,938,200
     3,040    U.S. West Communications Corp.                                   6.625      09/15/05       3,146,400
    12,900    Worldwide Fiber, Inc. (Canada) (a) (b)                           12.00      08/01/09           1,290
                                                                                                      ------------
                                                                                                        24,977,840
                                                                                                      ------------
              STEEL (0.6%)
     3,360    United States Steel Corp.                                         9.75      05/15/10       3,805,200
                                                                                                      ------------
              TELECOMMUNICATIONS (0.0%)
    28,598    Rhythms Netconnections, Inc. (a) (b)                             12.75      04/15/09               0
     4,316    Rhythms Netconnections, Inc. (a) (b)                             14.00      02/15/10               0
    13,461    Rhythms Netconnections, Inc. (Series B) (a) (b)                  13.50      05/15/08               0
    15,250    Startec Global Communications Corp. (a) (b)                      12.00      05/15/08           1,525
                                                                                                      ------------
                                                                                                             1,525
                                                                                                      ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.1%)
     4,535    Manitowoc Inc. (The)                                             10.50      08/01/12       5,203,913
     2,115    NMHG Holding Co.                                                 10.00      05/15/09       2,337,075
                                                                                                      ------------
                                                                                                         7,540,988
                                                                                                      ------------
              WHOLESALE DISTRIBUTORS (1.7%)
     4,910    Burhmann US, Inc.                                                12.25      11/01/09       5,450,100
     1,675    Fisher Scientific International Inc.                             8.125      05/01/12       1,821,563
     1,300    Fisher Scientific International Inc. - 144A*                      8.00      09/01/13       1,433,250
     2,415    Nebraska Book Company, Inc. - 144A*                              8.625      03/15/12       2,415,000
                                                                                                      ------------
                                                                                                        11,119,913
                                                                                                      ------------
              WIRELESS TELECOMMUNICATIONS (4.5%)
     4,700    Centennial Communications Corp. - 144A*                          8.125      02/01/14       4,441,500
     3,845    Metropcs, Inc.                                                   10.75      10/01/11       4,046,863
     7,770    Nextel Communications Inc.                                       9.375      11/15/09       8,479,013
     3,310    Nextel Partners Inc. (Class A)                                   11.00      03/15/10       3,682,375
     4,385    SBA Communications Corp.                                         10.25      02/01/09       4,417,888
     2,245    SBA Communications Corp. - 144A*                                  9.75++    12/15/11       1,560,275
     1,175    Ubiquitel Operating Co.                                          14.00++    04/15/10       1,086,875
     2,525    Ubiquitel Operating Co. - 144A*                                  9.875      03/01/11       2,487,125
                                                                                                      ------------
                                                                                                        30,201,914
                                                                                                      ------------
              Total Corporate Bonds
               (COST $736,262,673)                                                                     622,563,898
                                                                                                      ------------
              Convertible Bond (0.0%)
              HOTELS/RESORTS/CRUISELINES (0.0%)
     1,643    Premier Cruises Ltd. - 144A* (a) (d)
               (COST $2,309,826)                                               10.00+     08/15/05               0
                                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                    VALUE
-------------------------------------------------------------------------------------
              Common Stocks (d) (2.5%)
              AEROSPACE & DEFENSE (0.1%)
   75,021     Orbital Sciences Corp. (c)                                 $    946,765
                                                                         ------------
              APPAREL/FOOTWEAR RETAIL (0.0%)
5,421,101     County Seat Stores Corp. (c)                                          0
                                                                         ------------
              BROADCASTING (1.0%)
  573,750     Tri-State Outdoor Media Group Inc.                            6,928,031
                                                                         ------------
              CASINO/GAMING (0.0%)
  212,312     Fitzgerald Gaming Corp.**                                             0
                                                                         ------------
              CONSUMER/BUSINESS SERVICES (1.0%)
  292,845     Anacomp, Inc. (Class A) (c)                                   6,420,627
                                                                         ------------
              ENTERTAINMENT & LEISURE (0.1%)
   15,308     AMF Bowling Worldwide, Inc.                                     382,700
                                                                         ------------
              FOOD: SPECIALTY/CANDY (0.0%)
   13,317     SFAC New Holdings Inc. (c)                                            0
    2,447     SFFB New Holdings Inc. (c)                                            0
1,069,725     Specialty Foods Acquisition Corp. - 144A*                             0
                                                                         ------------
                                                                                    0
                                                                         ------------
              HOTELS/RESORTS/CRUISELINES (0.0%)
  981,277     Premier Holdings Inc. (c)                                             0
                                                                         ------------
              MEDICAL/NURSING SERVICES (0.0%)
1,754,896     Raintree Healthcare Corp. (c)                                         0
                                                                         ------------
              MOTOR VEHICLES (0.0%)
      913     Northern Holdings Industrial Corp.* (c)                               0
                                                                         ------------
              RESTAURANTS (0.2%)
   64,807     American Restaurant Group Holdings, Inc. - 144A*                      0
  111,558     American Restaurant Group, Inc.                                       0
   13,107     American Restaurant Group, Inc.                                       0
  787,160     Catalina Restaurant Group, Inc. (c)                           1,574,320
                                                                         ------------
                                                                            1,574,320
                                                                         ------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
   34,159     Birch Telecom Inc. (c)                                                0
1,448,200     PFB Telecom NV (Series B) (c)                                         0
                                                                         ------------
                                                                                    0
                                                                         ------------
              TEXTILES (0.0%)
2,389,334     U.S. Leather, Inc. (c)                                                0
                                                                         ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                     VALUE
-------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATIONS (0.1%)
   78,771     Motient Corp. (c)                                          $    545,889
  315,021     Vast Solutions, Inc. (Class B1) (c)                                   0
  315,021     Vast Solutions, Inc. (Class B2) (c)                                   0
  315,021     Vast Solutions, Inc. (Class B3) (c)                                   0
                                                                         ------------
                                                                              545,889
                                                                         ------------
              Total Common Stocks
              (COST $374,779,532)                                          16,798,332
                                                                         ------------
              Non-Convertible Preferred Stocks (2.2%)
              BROADCASTING (0.8%)
      533     Paxson Communications Corp.                                   5,058,513
                                                                         ------------
              CELLULAR TELEPHONE (0.3%)
    2,414     Dobson Communications Corp.                                   2,033,795
                                                                         ------------
              ELECTRIC UTILITIES (0.9%)
    5,304     TNP Enterprises, Inc. (Series D)+                             6,225,570
                                                                         ------------
              RESTAURANTS (0.2%)
    1,337     Catalina Restaurant Group (Units)^^                           1,203,300
                                                                         ------------
              Total Non-Convertible Preferred Stocks
              (COST $14,400,670)                                           14,521,178
                                                                         ------------

NUMBER OF                                                EXPIRATION
 WARRANTS                                                   DATE
---------                                                -----------
              Warrants (d) (0.0%)
              CASINO/GAMING (0.0%)
  319,500     Aladdin Gaming Enterprises, Inc. - 144A*     03/01/10                 0
   23,000     Resort At Summerlin LP - 144A*               12/15/07                 0
                                                                         ------------
                                                                                    0
                                                                         ------------
              ELECTRIC UTILITIES (0.0%)
    1,850     TNP Enterprises, Inc. - 144A*                04/01/11            22,200
                                                                         ------------
              ENTERTAINMENT & LEISURE (0.0%)
   35,191     AMF Bowling Worldwide, Inc. (Series B)       03/09/09             7,038
   36,019     AMF Bowling Worldwide, Inc. (Series A)       03/09/09           108,057
                                                                         ------------
                                                                              115,095
                                                                         ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF                                                                 EXPIRATION
 WARRANTS                                                                    DATE            VALUE
-----------------------------------------------------------------------------------------------------
              RESTAURANTS (0.0%)
    4,500     American Restaurant Group Holdings, Inc. - 144A*             08/15/08      $          0
  334,250     Catalina Restaurant Group (c)                                07/10/12                 0
                                                                                         ------------
                                                                                                    0
                                                                                         ------------
              TELECOMMUNICATIONS (0.0%)
   13,250     Startec Global Communications Corp. - 144A*                  05/15/08                 0
                                                                                         ------------
              Total Warrants
               (COST $652,807)                                                                137,295
                                                                                         ------------

PRINCIPAL
AMOUNT IN                                                        COUPON      MATURITY
THOUSANDS                                                         RATE         DATE
---------                                                        ------      --------
              Short-Term Investments (1.4%)
              Repurchase Agreements
$    9,610    Joint repurchase agreement account
               (dated 02/27/04; proceeds $9,610,825) (e)           1.03%     03/01/04       9,610,000
       139    The Bank of New York (dated 02/27/04; proceeds
               $138,730) (f)                                      0.875      03/01/04         138,720
                                                                                        -------------
              Total Short-Term Investments
               (COST $9,748,720)                                                            9,748,720
                                                                                        -------------

              Total Investments
               (COST $1,138,154,228) (g)                                         98.4%    663,769,423
              Other Assets in Excess of Liabilities                               1.6      11,033,597
                                                                            ---------   -------------
              Net Assets                                                        100.0%  $ 674,803,020
                                                                            =========   =============

----------
*    RESALE IS RESTRICTED' TO QUALIFIED INSTITUTIONAL INVESTORS.
**   RESALE IS RESTRICTED, ACQUIRED 12/22/98 AT A COST BASIS OF $957,527.
+    PAYMENT-IN-KIND SECURITY.
++ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
^^ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
^    FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT FEBRUARY 29,
     2004.
(a)  ISSUER IN BANKRUPTCY.
(b)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
(c)  ACQUIRED THROUGH EXCHANGE OFFER.
(d)  NON-INCOME PRODUCING SECURITIES.
(e)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(f) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.53% DUE 09/01/33 VALUED AT $141,494.
(g) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $47,447,278 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $521,832,083, RESULTING IN NET UNREALIZED DEPRECIATION OF $474,384,805.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 29, 2004 (UNAUDITED)

Assets:
Investments in securities, at value (cost $1,138,154,228)                      $     663,769,423
Cash                                                                                     100,708
Receivable for:
  Interest                                                                            11,778,638
  Investments sold                                                                     8,833,651
  Capital stock sold                                                                     289,054
Prepaid expenses and other assets                                                        137,751
                                                                               -----------------
    Total Assets                                                                     684,909,225
                                                                               -----------------
Liabilities:
Payable for:
  Investments purchased                                                                8,086,233
  Capital stock redeemed                                                                 983,768
  Distribution fee                                                                       306,384
  Investment management fee                                                              269,908
Accrued expenses and other payables                                                      459,912
                                                                               -----------------
    Total Liabilities                                                                 10,106,205
                                                                               -----------------
    Net Assets                                                                 $     674,803,020
                                                                               =================
Composition of Net Assets:
Paid-in-capital                                                                $   3,061,322,592
Net unrealized depreciation                                                         (474,384,805)
Accumulated undistributed net investment income                                       12,314,545
Accumulated net realized loss                                                     (1,924,449,312)
                                                                               -----------------
    Net Assets                                                                 $     674,803,020
                                                                               =================
Class A Shares:
Net Assets                                                                     $      27,905,120
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                    15,559,470
    Net Asset Value Per Share                                                  $            1.79
                                                                               =================
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                            $            1.87
                                                                               =================
Class B Shares:
Net Assets                                                                     $     428,149,668
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                   239,791,130
    Net Asset Value Per Share                                                  $            1.79
                                                                               =================
Class C Shares:
Net Assets                                                                     $      46,590,002
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                    26,031,656
    Net Asset Value Per Share                                                  $            1.79
                                                                               =================
Class D Shares:
Net Assets                                                                     $     172,158,230
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                    95,868,064
    Net Asset Value Per Share                                                  $            1.80
                                                                               =================

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement OF Operations
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

Net Investment Income:
Income
Interest                                                                       $      38,862,495
Dividends                                                                                164,755
                                                                               -----------------
    Total Income                                                                      39,027,250
                                                                               -----------------
Expenses
Investment management fee                                                              1,663,630
Distribution fee (Class A shares)                                                         45,740
Distribution fee (Class B shares)                                                      1,633,448
Distribution fee (Class C shares)                                                        199,348
Transfer agent fees and expenses                                                         774,193
Professional fees                                                                        105,918
Shareholder reports and notices                                                           74,683
Registration fees                                                                         34,900
Custodian fees                                                                            20,444
Directors' fees and expenses                                                              12,376
Other                                                                                    169,651
                                                                               -----------------
    Total Expenses                                                                     4,734,331
                                                                               -----------------
    Net Investment Income                                                             34,292,919
                                                                               -----------------
Net Realized and Unrealized Gain (Loss):
Net realized loss                                                                    (94,266,465)
Net change in unrealized depreciation                                                129,995,029
                                                                               -----------------
    Net Gain                                                                          35,728,564
                                                                               -----------------
Net Increase                                                                   $      70,021,483
                                                                               =================

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                                                                      FOR THE SIX        FOR THE YEAR
                                                                                      MONTHS ENDED           ENDED
                                                                                   FEBRUARY 29, 2004    AUGUST 31, 2003
                                                                                   -----------------    ---------------
                                                                                      (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                               $    34,292,919     $    69,794,597
Net realized loss                                                                       (94,266,465)       (927,632,141)
Net change in unrealized depreciation                                                   129,995,029         966,925,307
                                                                                    ---------------     ---------------
    Net Increase                                                                         70,021,483         109,087,763
                                                                                    ---------------     ---------------
Dividends to Shareholders from Net Investment Income:
Class A shares                                                                           (1,213,337)         (3,157,603)
Class B shares                                                                          (13,452,495)        (38,559,338)
Class C shares                                                                           (1,421,113)         (3,797,508)
Class D shares                                                                           (6,054,091)        (14,815,212)
                                                                                    ---------------     ---------------
    Total Dividends                                                                     (22,141,036)        (60,329,661)
                                                                                    ---------------     ---------------

Net increase (decrease) from capital stock transactions                                 (54,201,203)        116,673,515
                                                                                    ---------------     ---------------

    Net Increase (Decrease)                                                              (6,320,756)        165,431,617

Net Assets:
Beginning of period                                                                     681,123,776         515,692,159
                                                                                    ---------------     ---------------
End of Period
  (Including accumulated undistributed net investment income of $12,314,545
  and $162,662, respectively)                                                       $   674,803,020     $   681,123,776
                                                                                    ===============     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.

NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $59,580,095 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $18,727, $495,415 and $10,080, respectively and received $53,971 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2004, aggregated $186,928,422 and $221,268,889, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $9,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended February 29, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $7,922. At February 29, 2004, the Fund had an accrued pension liability of $56,266 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Directors voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Directors throughout the year.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the period ended February 29, 2004 were as follows:

                                                                        REALIZED
ISSUER                                      PURCHASES      SALES          GAIN         INCOME        VALUE
------                                      ---------   -----------    -----------     ------     -----------
Anacomp Inc. -- Class A                            --            --             --         --     $ 6,420,627
Catalina Restaurant Group                          --            --             --         --       1,574,320
Globix Corp                                        --   $ 1,634,872    $ 1,531,916         --              --

5. FUND ACQUISITIONS -- MORGAN STANLEY HIGH INCOME ADVANTAGE TRUSTS
On December 16, 2002, the Fund acquired all the net assets of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III ("HIAT III") based on the respective valuations as of the close of business on December 13, 2002, pursuant to three reorganization plans approved by the shareholders of HIAT, HIAT II, and HIAT III on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 16,043,676 Class D shares of the Fund at a net asset value of $1.53 per share for 29,935,152 shares of HIAT; 21,167,160 Class D shares of the Fund at a net asset value of $1.53 per share for 35,201,907 shares of HIAT II; and 8,521,386 Class D shares of the Fund at a net asset value of $1.53 per share for 12,782,079 shares of HIAT III. The net assets of the Fund, HIAT, HIAT II, and HIAT III immediately before the acquisition were $504,383,912, $24,638,052, $32,445,236, and $12,976,663, respectively, including unrealized appreciation of $79,344,659, $102,732,515, and $38,150,028 for HIAT, HIAT II, and HIAT III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $574,443,863.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                           FOR THE SIX                           FOR THE YEAR
                                                           MONTHS ENDED                              ENDED
                                                         FEBRUARY 29, 2004                      AUGUST 31, 2003
                                                 ---------------------------------     ---------------------------------
                                                            (UNAUDITED)
                                                     SHARES             AMOUNT             SHARES             AMOUNT
                                                 --------------     --------------     --------------     --------------
CLASS A SHARES
Sold                                                  5,081,881     $    8,897,131         39,836,992     $   64,688,820
Reinvestment of dividends and distributions             328,295            582,039          1,022,505          1,601,355
Redeemed                                            (12,604,343)       (22,337,685)       (33,475,330)       (54,476,121)
                                                 --------------     --------------     --------------     --------------
Net increase (decrease) -- Class A                   (7,194,167)       (12,858,515)         7,384,167         11,814,054
                                                 --------------     --------------     --------------     --------------
CLASS B SHARES
Sold                                                 17,103,242         29,963,933         77,421,752        122,904,213
Reinvestment of dividends and distributions           3,168,910          5,587,093          9,626,091         15,003,266
Redeemed                                            (33,860,733)       (59,695,405)       (73,660,925)      (116,540,305)
                                                 --------------     --------------     --------------     --------------
Net increase (decrease) -- Class B                  (13,588,581)       (24,144,379)        13,386,918         21,367,174
                                                 --------------     --------------     --------------     --------------
CLASS C SHARES
Sold                                                  3,645,015          6,450,390         12,695,388         20,107,539
Reinvestment of dividends and distributions             389,058            686,292          1,158,259          1,809,569
Redeemed                                             (4,999,605)        (8,849,774)        (8,770,002)       (13,966,548)
                                                 --------------     --------------     --------------     --------------
Net increase (decrease) -- Class C                     (965,532)        (1,713,092)         5,083,645          7,950,560
                                                 --------------     --------------     --------------     --------------
CLASS D SHARES
Sold                                                  4,085,515          7,199,292         32,279,099         51,598,560
Reinvestment of dividends and distributions           1,845,866          3,269,614          4,850,711          7,624,480
Shares issued in connection with
 the acquisition of the Morgan Stanley
 High Income Advantage
 Trusts (See Note 5)                                         --                 --         45,732,222         70,059,951
Redeemed                                            (14,715,111)       (25,954,123)       (33,881,962)       (53,741,264)
                                                 --------------     --------------     --------------     --------------
Net increase (decrease) -- Class D                   (8,783,730)       (15,485,217)        49,980,070         75,541,727
                                                 --------------     --------------     --------------     --------------
Net increase (decrease) in Fund                     (30,532,010)    $  (54,201,203)        74,834,800     $  116,673,515
                                                 ==============     ==============     ==============     ==============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the Fund had a net capital loss carryforward of $1,072,223,163 of which $27,363,677 will expire on August 31, 2004, $42,577,150 will expire on August 31, 2005, $15,861,101 will expire on August 31, 2006, $28,176,968 will expire on August 31, 2007, $73,114,566 will expire on August 31, 2008, $92,557,036 will expire on August 31, 2009, $224,095,251 will expire on August 31, 2010 and $568,477,414 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of HIAT, HIAT II and HIAT III (collectively the "HIATs"), the Fund obtained a net capital loss carryforward of $231,274,856 from the HIATs. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley High Yield Securities Inc.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,
                                             MONTHS ENDED      -----------------------------------------------------------------
                                           FEBRUARY 29, 2004     2003          2002          2001          2000          1999
                                           -----------------   ---------     ---------     ---------     ---------     ---------
                                              (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period           $    1.67       $    1.55     $    2.32     $    4.35     $    5.51     $    6.16
                                               ---------       ---------     ---------     ---------     ---------     ---------
Income (loss) from investment operations:
  Net investment income++                           0.09            0.19          0.26          0.47          0.69          0.72
  Net realized and unrealized
   gain (loss)                                      0.09            0.10         (0.73)        (1.99)        (1.13)        (0.63)
                                               ---------       ---------     ---------     ---------     ---------     ---------
Total income (loss) from investment
 operations                                         0.18            0.29         (0.47)        (1.52)        (0.44)         0.09
                                               ---------       ---------     ---------     ---------     ---------     ---------
Less dividends and distributions from:
  Net investment income                            (0.06)          (0.17)        (0.27)        (0.51)        (0.72)        (0.74)
  Paid-in-capital                                      -               -         (0.03)            -             -             -
                                               ---------       ---------     ---------     ---------     ---------     ---------
Total dividends and distributions                  (0.06)          (0.17)        (0.30)        (0.51)        (0.72)        (0.74)
                                               ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                 $    1.79       $    1.67     $    1.55     $    2.32     $    4.35     $    5.51
                                               =========       =========     =========     =========     =========     =========

TOTAL RETURN+                                      10.78%(1)       19.88%       (21.70)%      (37.05)%       (8.88)%        1.47%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.07%(2)        1.06%         0.99%         0.77%         0.70%         0.68%
Net investment income                              10.13%(2)       11.96%        13.76%        15.17%        13.62%        12.42%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                  $  27,905       $  38,072     $  23,879     $  36,762     $  57,273     $  68,667
Portfolio turnover rate                               28%(1)          66%           39%           49%           20%           36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                        FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED     ----------------------------------------------------------------
                                           FEBRUARY 29, 2004      2003         2002         2001         2000          1999
                                           -----------------   ----------   ----------   ----------   -----------   -----------
                                              (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                           $    1.67       $     1.55   $     2.32   $     4.34   $      5.50   $      6.15
                                               ---------       ----------   ----------   ----------   -----------   -----------
Income (loss) from investment operations:
  Net investment income++                           0.08             0.18         0.25         0.46          0.66          0.69
  Net realized and unrealized gain (loss)           0.09             0.10        (0.73)       (1.99)        (1.13)        (0.64)
                                               ---------       ----------   ----------   ----------   -----------   -----------
Total income (loss) from
 investment operations                              0.17             0.28        (0.48)       (1.53)        (0.47)         0.05
                                               ---------       ----------   ----------   ----------   -----------   -----------
Less dividends and distributions from:
  Net investment income                            (0.05)           (0.16)       (0.26)       (0.49)        (0.69)        (0.70)
  Paid-in-capital                                      -                -        (0.03)           -             -             -
                                               ---------       ----------   ----------   ----------   -----------   -----------
Total dividends and distributions                  (0.05)           (0.16)       (0.29)       (0.49)        (0.69)        (0.70)
                                               ---------       ----------   ----------   ----------   -----------   -----------
Net asset value, end of period                 $    1.79       $     1.67   $     1.55   $     2.32   $      4.34   $      5.50
                                               =========       ==========   ==========   ==========   ===========   ===========
TOTAL RETURN+                                       9.91%(1)        19.27%      (22.00)%     (37.27)%       (9.39)%        0.92%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.57%(2)         1.61%        1.56%        1.37%         1.25%         1.24%
Net investment income                               9.63%(2)        11.41%       13.19%       14.57%        13.07%        11.86%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                  $ 428,150       $  422,468   $  371,399   $  664,706   $ 1,381,008   $ 1,927,186
Portfolio turnover rate                               28%(1)           66%          39%          49%           20%           36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                        FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED     ----------------------------------------------------------------
                                           FEBRUARY 29, 2004      2003         2002         2001         2000          1999
                                           -----------------   ----------   ----------   ----------   -----------   -----------
                                              (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period           $    1.67       $     1.55   $     2.32   $     4.34   $      5.51   $      6.15
                                               ---------       ---------    ----------   ----------   -----------   -----------
Income (loss) from investment operations:
  Net investment income++                           0.08             0.18         0.25         0.45          0.66          0.68
  Net realized and unrealized gain (loss)           0.09             0.10        (0.73)       (1.98)        (1.14)        (0.62)
                                               ---------       ---------    ----------   ----------   -----------   -----------
Total income (loss) from investment
 operations                                         0.17             0.28        (0.48)       (1.53)        (0.48)         0.06
                                               ---------       ---------    ----------   ----------   -----------   -----------
Less dividends and distributions from:
  Net investment income                            (0.05)           (0.16)       (0.26)       (0.49)        (0.69)        (0.70)
  Paid-in-capital                                      -                -        (0.03)           -            -             -
                                               ---------       ---------    ----------   ----------   -----------   -----------
Total dividends and distributions                  (0.05)           (0.16)       (0.29)       (0.49)        (0.69)        (0.70)
                                               ---------       ---------    ----------   ----------   -----------   -----------
Net asset value, end of period                 $    1.79       $     1.67   $     1.55   $     2.32   $      4.34   $      5.51
                                               =========       ==========   ==========   ==========   ===========   ===========
TOTAL RETURN+                                      10.46%(1)        19.14%      (22.11)%     (37.24)%       (9.66)%        0.99%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.67%(2)         1.71%        1.66%        1.47%         1.35%         1.34%
Net investment income                               9.53%(2)        11.31%       13.09%       14.47%        12.97%        11.76%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $  46,590       $   45,114   $   33,978   $   49,818   $    86,951   $   109,142
Portfolio turnover rate                               28%(1)           66%          39%          49%           20%           36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              FOR THE SIX                        FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED     ----------------------------------------------------------------
                                           FEBRUARY 29, 2004      2003         2002         2001         2000          1999
                                           -----------------   ----------   ----------   ----------   -----------   -----------
                                              (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value,
 beginning of period                           $    1.68       $     1.55   $     2.32   $     4.35   $      5.51   $      6.16
                                               ---------       ----------   ----------   ----------   -----------   -----------
Income (loss) from investment operations:
  Net investment income++                           0.09             0.19         0.26         0.48          0.70          0.74
  Net realized and unrealized
   gain (loss)                                      0.09             0.11        (0.73)       (1.99)        (1.13)        (0.64)
                                               ---------       ----------   ----------   ----------   -----------   -----------
Total income (loss) from
 investment operations                              0.18             0.30        (0.47)       (1.51)        (0.43)         0.10
                                               ---------       ----------   ----------   ----------   -----------   -----------
Less dividends and distributions from:
  Net investment income                            (0.06)           (0.17)       (0.27)       (0.52)        (0.73)        (0.75)
  Paid-in-capital                                      -                -        (0.03)           -             -             -
                                               ---------       ----------   ----------   ----------   -----------   -----------
Total dividends and distributions                  (0.06)           (0.17)       (0.30)       (0.52)        (0.73)        (0.75)
                                               ---------       ----------   ----------   ----------   -----------   -----------
Net asset value, end of period                 $    1.80       $     1.68   $     1.55   $     2.32   $      4.35   $      5.51
                                               =========       ==========   ==========   ==========   ===========   ===========
TOTAL RETURN+                                      10.87%(1)        20.82%      (21.45)%     (36.95)%       (8.69)%        1.67%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            0.82%(2)         0.86%        0.81%        0.62%         0.50%         0.49%
Net investment income                              10.38%(2)        12.16%       13.94%       15.32%        13.82%        12.61%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                  $ 172,158       $  175,471   $   86,436   $  137,319   $   246,941   $   333,714
Portfolio turnover rate                               28%(1)           66%          39%          49%           20%           36%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

             (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37915RPT-RA04-00029P-A02/04

[GRAPHIC]

                                                        MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      HIGH YIELD
                                                                      SECURITIES


                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 29, 2004


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004